Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000746687
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018